Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2024	2023
Accounts receivable	$3,674,437	$3,021,794
Less: Allowance for doubtful accounts	(2,087,671)	(2,075,280)
Accounts receivable, net	$1,586,766	$946,514

Movements of allowance for doubtful accounts are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Allowance for doubtful accounts, beginning balance	$2,075,280	$3,523,458	$4,601,637
Net provision for (reversal of) doubtful accounts	76,953	(304,112)	1,968,316
Uncollectible accounts receivable written-off	-	(981,152)	(2,705,446)
Effects of foreign exchange rate	(64,562)	(162,914)	(341,049)
Allowance for doubtful accounts, ending balance	$2,087,671	$2,075,280	$3,523,458